Summary of Significant Accounting Policies and Critical Accounting Estimates (Exchange Rates of Key Currencies) (Details)	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Euro (EUR)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	1.0541	1.0887
Annual average exchange rate	1.1068	1.1100	1.3287
Pound Sterling (GBP)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	1.2312	1.4833
Annual average exchange rate	1.3560	1.5286	1.6474
Swiss Franc (CHF)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	0.9816	1.0048
Annual average exchange rate	1.0153	1.0406	1.0938
Australian Dollar (AUD)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	0.7222	0.7308
Annual average exchange rate	0.7439	0.7522	0.9025
Canadian Dollar (CAD)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	0.7430	0.7202
Annual average exchange rate	0.7552	0.7836	0.9059
Japanese Yen (JPY)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	0.0085	0.0083
Annual average exchange rate	0.0092	0.0083	0.0095
Chinese Yuan (CNY)
Schedule of Foreign Currency Exchange Rates [Line Items]
Closing exchange rate	0.1440	0.1542
Annual average exchange rate	0.1506	0.1592	0.1623